Average Annual Total Returns - FidelityMid-CapStockFund-AMCIZPRO - FidelityMid-CapStockFund-AMCIZPRO - Fidelity Mid-Cap Stock Fund	Oct. 04, 2024
Fidelity Advisor Mid-Cap Stock Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	11.04%
Past 5 years	13.33%
Past 10 years	9.49%
Fidelity Advisor Mid-Cap Stock Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.36%
Past 5 years	11.53%
Past 10 years	7.24%
Fidelity Advisor Mid-Cap Stock Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.01%
Past 5 years	10.43%
Past 10 years	7.09%
SP004
Average Annual Return:
Past 1 year	16.44%
Past 5 years	12.62%
Past 10 years	9.27%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%